Leases (Future Minimum Lease Payments under Capital Leases with Present Value of Net Minimum Lease Payments) (Detail) ¥ in Millions	Mar. 31, 2019 JPY (¥)
Capital Leases, Future Minimum Payments, Present Value of Net Minimum Payments, Fiscal Year Maturity [Abstract]
2020	¥ 36,195
2021	10,429
2022	6,454
2023	5,246
2024	3,448
Later fiscal years	15,441
Total minimum lease payments	77,213
Less - Amount representing interest	8,385
Present value of net minimum lease payments	68,828
Less - Current obligations	35,144
Long-term capital lease obligations	33,684
Present value of net minimum lease payments	¥ 68,828